COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 10. COMMITMENTS AND CONTINGENCIES

Lease Impairment

A former subsidiary was located in our Plant Avenue facility and following the discontinuance of its operations, a portion of the facility was vacant. The Company recorded a charge for $579,000 at December 31, 2009 representing the estimated discounted future cost of part of the Plant Avenue facility.

As of September 30, 2012, the estimated discounted future cost will be charged to expense as follows:

For the twelve months ending	Amount
September 30, 2013	$88,000
September 30, 2014	75,000
September 30, 2015	60,000
September 30, 2016	12,000
Total future minimum lease payments	235,000
Less: current portion	(88,000)
Total Long-Term Portion	$147,000

Litigation

Sigma Metals, Inc (“Sigma”):  Several former vendors to Sigma had commenced or threatened to commence legal action against Sigma seeking to recover amounts owed to them. All of these vendors have settled except for one that is still deciding whether to commence litigation seeking the recovery of approximately $71,000.  Settlement discussions have commenced with this vendor but there is not yet a definitive resolution.  Such amount is included in accounts payable and accrued expenses at September 30, 2012 and December 31, 2011.

Note 11. COMMITMENTS AND CONTINGENCIES

Real Estate Leases

The Company leases its facilities under various operating lease agreements, which contain renewal options and escalation provisions. Rent expense was $1,376,000 and $1,263,000 for the years ended December 31, 2011 and 2010, respectively. The Company is responsible for paying all operating costs under the term of the leases. As of December 31, 2011, the aggregate future minimum lease payments are as follows:

	Plant Avenue	Fifth Avenue
For the twelve months ending	Annual Rent	Annual Rent	Total Rents
December 31, 2012	$579,000	$626,000	$1,205,000
December 31, 2013	596,000	644,000	1,240,000
December 31, 2014	614,000	664,000	1,278,000
December 31, 2015	633,000	684,000	1,317,000
December 31, 2016	-	704,000	704,000
Thereafter	-	8,073,000	8,073,000
Total Rents	$2,422,000	$11,395,000	$13,817,000

The leases provide for scheduled increases in base rent. Rent expense is charged to operations using the straight-line method over the term of the lease which results in rent expense being charged to operations at inception of the lease in excess of required lease payments. This excess is shown as deferred rent in the accompanying balance sheet.

Sigma was located in the Plant Avenue facility and following discontinuing operations, a portion of the facility was vacant. The Company recorded a charge for $579,000 at December 31, 2009 representing the estimated discounted future cost of part of the Plant Avenue facility.

As of December 31, 2011, the estimated discounted future cost will be charged to expense as follows:

For the twelve months ending	Amount
December 31, 2012	$85,000
December 31, 2013	72,000
December 31, 2014	59,000
December 31, 2015	44,000
Total future minimum lease payments	260,000
Less: current portion	(85,000)
Total Long-Term Portion	$175,000

On July 1, 2010, the Company entered into a sub-lease with a third party to rent a portion of the vacant space at the Plant Avenue facility.  Under the terms of the sub-lease, the sub-tenant would occupy approximately 17,787 square feet for the months of July 2010 through October 2010.  Beginning in November 2010, the sub-tenant would occupy approximately 27,787 square feet.  The space is being sub-leased for $3.00 per square foot, with a discount in the first month of 50%.  The sub-lease is a month-to-month lease and can be terminated by either party with 90 days written notice.

Litigation

Sigma Metals, Inc:  Several former vendors to Sigma had commenced legal action against Sigma seeking to recover amounts owed to them. All of these have been settled except for one that is still deciding to commence litigation seeking the recovery of approximately $71,000.  Settlement discussions have commenced with this vendor but there is not yet a definitive resolution.

Employment Contracts

In September 2005, the Company entered into employment agreements (the "Agreements") with two senior executives that became effective November 30, 2005. The Agreements were for an initial period of five years until September 2010 and, absent notice of non-renewal given ninety (90) days prior thereto, were to be automatically extended for successive three (3) one year periods unless terminated. The Board, at its sole discretion, determined whether a bonus was issued, provided that in the case of two executives, the amount of the bonus was to be predicated on their performance and the achievement by the Company of its operating targets set forth in its annual budget, and in the case of these two executives, provided further, in no event was the amount of their bonuses be less than 50% of their salary at that time.

On June 21, 2010, notice of non-renewal was given to the executive officers and the Agreements terminated in accordance with their terms on September 25, 2010.

On July 29, 2010, the Company granted five-year options to each senior executive to purchase 51,716 shares of Common Stock at a price of $4.50 per share.  These options vested immediately upon issuance.